INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of December 31, 2023 and 2024.

	December 31, 2023
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,860	(11,627)	-	5,233	7.2
Telecommunication business operation licenses	2,882	(2,819)	-	63	4.0
Technology	14,865	(3,027)	(10,474)	1,364	7.2
Non-compete arrangements	805	(260)	(545)	-	3.8
Customer relationship	15,000	(3,448)	(5,586)	5,966	10.0
Trademark	8,472	(1,698)	(5,106)	1,668	8.9
Order backlogs	8,660	(2,223)	(6,437)	-	7.2
Total	67,544	(25,102)	(28,148)	14,294

	December 31, 2024
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,816	(12,687)	-	4,129	7.0
Telecommunication business operation licenses	2,882	(2,839)	-	43	4.0
Technology	14,865	(3,447)	(10,474)	944	7.0
Non-compete arrangements	805	(260)	(545)	-	4.0
Customer relationship	15,000	(4,271)	(5,586)	5,143	10.0
Trademark	8,472	(2,016)	(5,106)	1,350	9.0
Order backlogs	8,660	(2,223)	(6,437)	-	4.0
Total	67,500	(27,743)	(28,148)	11,609

Amortization expenses for intangible assets were RMB8,589, RMB3,392 and RMB2,641 for the years ended December 31, 2022, 2023 and 2024, respectively.

The estimated amortization expense for the next five years is as follows:

RMB
2025	1,610
2026	1,606
2027	1,292
2028	1,188
2029	950
Then thereafter	4,963